LEASES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Leases [Abstract]
Minimum future lease payments
Year	$
2021	$61,845
2022	5,972
Imputed interest	(2,153)
Total lease liability	$65,664

Year	$
2021	$ 113,553
2022	23,968
Imputed interest	(5,486)
Total lease liability	$ 132,035